NET FEE AND COMMISSION INCOME	12 Months Ended
Dec. 31, 2024
Fee and commission income (expense) [abstract]
NET FEE AND COMMISSION INCOME	4. NET FEE AND COMMISSION INCOME
For the year ended 31 December

			Group
	2024	2023	2022
	£m	£m	£m
Fee and commission income:
Current account and debit card fees	474	542	562
Insurance, protection and investments	48	47	78
Credit cards	92	94	95
Non-banking and other fees(1)	119	121	104
Total fee and commission income	733	804	839
Total fee and commission expense	(481)	(501)	(509)
Net fee and commission income	252	303	330
(1)    Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.